Income before Income Tax by Domestic and Foreign (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Sep. 23, 2012	Sep. 25, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
United States					$ 37,710	$ 15,064	$ (11,649)
Foreign					(1,764)	(583)	(1,401)
Total income before income taxes	$ 17,593	$ 6,105	$ 34,347	$ 16,719	$ 35,946	$ 14,481	$ (13,050)